BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amount
FHLB long-term advances	$ 242,428	$ 400,599
Subordinated Debt	170,967	170,550
Unamortized debt issuance costs	(1,007)	(1,185)
Finance Lease, Liability	1,213	0
Other Long-term Debt	775	775
Total long-term debt	$ 414,376	$ 570,739
Average Rate
Federal Home Loan Bank	1.94%	2.08%
Debt, Weighted Average Interest Rate	4.97%	5.28%
Lessee, Finance Lease, Discount Rate	4.48%	0.00%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.20%	3.04%
Maturities of Long-term Debt [Abstract]
2020	$ 104,059
2021	19,052
2022	49,451
2023	49
2024	51
Thereafter	$ 241,714